Shenkman Capital Short Duration High Income Fund
Schedule of Investments
June 30, 2020 (Unaudited)

	Principal	Fair
	Amount	Value
CORPORATE BONDS - 91.00% (f)

AEROSPACE & DEFENSE - 1.15%
TransDigm, Inc.
6.50%, 07/15/2024	$5,785,000	$5,538,530
8.00%, 12/15/2025 (c)	390,000	411,592
Triumph Group, Inc. 6.25%, 09/15/2024 (c)	1,516,000	1,291,602
		7,241,724
AUTO RETAIL - 0.50%
Penske Automotive Group, Inc.
5.75%, 10/01/2022	1,879,000	1,884,853
5.375%, 12/01/2024	1,300,000	1,301,489
		3,186,342
AUTOMOTIVE - 2.47%
Adient U.S., LLC 9.00%, 04/15/2025 (c)	245,000	264,986
Allison Transmission, Inc. 5.00%, 10/01/2024 (c)	2,855,000	2,856,741
Dana, Inc. 5.50%, 12/15/2024	1,115,000	1,127,427
Ford Motor Co.
8.50%, 04/21/2023	2,965,000	3,141,047
9.00%, 04/22/2025	359,000	389,183
Ford Motor Credit Co., LLC
5.75%, 02/01/2021	1,005,000	1,012,588
3.35%, 11/01/2022	1,475,000	1,418,257
3.81%, 01/09/2024	750,000	723,037
3.664%, 09/08/2024	800,000	757,168
5.125%, 06/16/2025	625,000	626,812
Goodyear Tire & Rubber Co.
5.125%, 11/15/2023	810,000	777,349
9.50%, 05/31/2025	2,335,000	2,502,828
		15,597,423
BANKS - 0.29%
CIT Group, Inc. 3.929% (SOFR + 3.827%), 06/19/2024	1,879,000	1,825,167
BUILDING PRODUCTS - 2.49%
Griffon Corp. 5.25%, 03/01/2022	304,000	304,977
Sensata Technologies UK Financing Co. PLC 6.25%, 02/15/2026 (b)(c)	1,165,000	1,211,385
Standard Industries, Inc.
5.375%, 11/15/2024 (c)	7,615,000	7,848,133
6.00%, 10/15/2025 (c)	457,000	471,800
Summit Materials, LLC / Summit Materials Finance Corp. 6.125%, 07/15/2023	2,300,000	2,293,365
United Rentals North America, Inc. 5.50%, 07/15/2025	423,000	434,592
WESCO Distribution, Inc.
5.375%, 06/15/2024	1,530,000	1,528,248
7.125%, 06/15/2025 (c)	1,575,000	1,662,617
		15,755,117
CASINOS & GAMING - 3.41%
Colt Merger Sub, Inc.
5.75%, 07/01/2025 (c)	680,000	685,576
6.25%, 07/01/2025 (c)	1,445,000	1,439,581
Eldorado Resorts, Inc.
7.00%, 08/01/2023	2,200,000	2,279,519
6.00%, 04/01/2025	3,585,000	3,759,249
International Game Technology PLC 6.25%, 02/15/2022 (b)(c)	6,834,000	6,913,274
MGM Resorts International 7.75%, 03/15/2022	4,629,000	4,731,880
VICI Properties, L.P. / VICI Note Co., Inc. 3.50%, 02/15/2025 (c)	1,865,000	1,757,474
		21,566,553
CHEMICALS - 3.79%
Axalta Coating Systems, LLC 4.875%, 08/15/2024 (c)	1,897,000	1,925,654
Blue Cube Spinco, LLC
9.75%, 10/15/2023	3,840,000	3,967,162
10.00%, 10/15/2025	2,164,000	2,261,607
NOVA Chemicals Corp. 5.25%, 08/01/2023 (b)(c)	1,305,000	1,266,653
OCI N.V. 6.625%, 04/15/2023 (b)(c)	4,561,000	4,606,610
Olin Corp. 9.50%, 06/01/2025 (c)	261,000	291,504
PQ Corp. 6.75%, 11/15/2022 (c)	4,670,000	4,759,197
W.R. Grace & Co.-Conn. 5.125%, 10/01/2021 (c)	4,625,000	4,873,825
		23,952,212
COMMERCIAL SERVICES - 0.79%
KAR Auction Services, Inc. 5.125%, 06/01/2025 (c)	1,786,000	1,763,863
Tempo Acquisition, LLC / Tempo Acquisition Finance Corp.
5.75%, 06/01/2025 (c)	1,805,000	1,858,022
6.75%, 06/01/2025 (c)	1,355,000	1,376,158
		4,998,043
CONSTRUCTION & ENGINEERING - 0.97%
Picasso Finance Sub, Inc. 6.125%, 06/15/2025 (c)	1,215,000	1,245,375
Williams Scotsman International, Inc.
7.875%, 12/15/2022 (c)	2,399,000	2,493,473
6.875%, 08/15/2023 (c)	2,297,000	2,366,151
		6,104,999

CONSUMER FINANCE - 1.65%
Ally Financial, Inc. 5.75%, 11/20/2025	772,000	827,015
goeasy, Ltd. 5.375%, 12/01/2024 (b)(c)	1,830,000	1,778,723
Navient Corp.
6.625%, 07/26/2021	390,000	383,296
7.25%, 01/25/2022	2,530,000	2,541,954
6.50%, 06/15/2022	1,175,000	1,158,110
5.50%, 01/25/2023	1,840,000	1,769,850
Springleaf Finance Corp.
8.25%, 12/15/2020	505,000	521,980
6.125%, 05/15/2022	475,000	485,215
8.875%, 06/01/2025	885,000	947,769
		10,413,912
CONSUMER NON-DISCRETIONARY - 1.70%
Central Garden & Pet Co. 6.125%, 11/15/2023	1,251,000	1,280,580
Prestige Brands, Inc. 6.375%, 03/01/2024 (c)	2,215,000	2,276,145
Spectrum Brands, Inc.
6.125%, 12/15/2024	1,452,000	1,497,223
5.75%, 07/15/2025	1,500,000	1,544,077
Teva Pharmaceutical Finance Netherlands III B.V. 2.20%, 07/21/2021 (b)	2,678,000	2,629,568
Valvoline, Inc. 4.375%, 08/15/2025 (c)	1,493,000	1,505,907
		10,733,500
DISCRETIONARY - CONSUMER GOODS - 1.12%
Hanesbrands, Inc. 5.375%, 05/15/2025 (c)	710,000	719,319
Levi Strauss & Co. 5.00%, 05/01/2025 (c)	2,422,000	2,439,935
Newell Brands, Inc. 4.875%, 06/01/2025	1,325,000	1,390,144
Service Corp. International U.S. 5.375%, 05/15/2024	589,000	601,578
ServiceMaster Co., LLC 5.125%, 11/15/2024 (c)	1,925,000	1,956,483
		7,107,459
DIVERSIFIED FINANCIAL SERVICES - 1.35%
DAE Funding, LLC
4.00%, 08/01/2020 (c)	2,592,000	2,581,917
5.75%, 11/15/2023 (c)	820,000	784,039
5.00%, 08/01/2024 (c)	799,000	751,551
Ladder Capital Finance Holdings, LLLP / Ladder Capital Finance Corp. 5.875%, 08/01/2021 (c)	938,000	932,020
Park Aerospace Holdings, Ltd. 5.25%, 08/15/2022 (b)(c)	1,155,000	1,084,696
Starwood Property Trust, Inc.
3.625%, 02/01/2021	1,775,000	1,750,372
3.625%, 02/01/2021 (c)	645,000	636,051
		8,520,646
ENVIRONMENTAL SERVICES - 1.23%
Advanced Disposal Services, Inc. 5.625%, 11/15/2024 (c)	2,960,000	3,081,789
Covanta Holding Corp. 5.875%, 03/01/2024	1,870,000	1,893,179
GFL Environmental, Inc. 7.00%, 06/01/2026 (b)(c)	900,000	934,704
Stericycle, Inc. 5.375%, 07/15/2024 (c)	1,811,000	1,860,802
		7,770,474
FOOD & BEVERAGE - 1.15%
Aramark Services, Inc. 6.375%, 05/01/2025 (c)	1,185,000	1,225,889
B&G Foods, Inc. 5.25%, 04/01/2025	33,000	33,281
Cott Holdings, Inc. 5.50%, 04/01/2025 (c)	3,815,000	3,844,356
TreeHouse Foods, Inc. 6.00%, 02/15/2024 (c)	2,136,000	2,184,284
		7,287,810
FOOD & DRUG RETAIL - 1.96%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons, L.P. / Albertsons, LLC
3.50%, 02/15/2023 (c)	2,030,000	2,057,405
6.625%, 06/15/2024	3,126,000	3,207,276
5.75%, 03/15/2025	2,267,000	2,324,865
Ingles Markets, Inc. 5.75%, 06/15/2023	2,001,000	2,017,238
U.S. Foods, Inc.
5.875%, 06/15/2024 (c)	2,025,000	1,929,025
6.25%, 04/15/2025 (c)	870,000	889,032
		12,424,841
HEALTH CARE EQUIPMENT & SUPPLIES - 1.14%
Change Healthcare Holdings, LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025 (c)	3,700,000	3,662,334
Hill-Rom Holdings, Inc. 5.00%, 02/15/2025 (c)	2,811,000	2,906,166
Hologic, Inc. 4.375%, 10/15/2025 (c)	655,000	663,119
		7,231,619
HEALTH CARE FACILITIES - 6.27%
Acadia Healthcare Co., Inc.
6.125%, 03/15/2021	1,885,000	1,886,885
5.125%, 07/01/2022	1,150,000	1,150,920
5.625%, 02/15/2023	725,000	727,143
6.50%, 03/01/2024	1,419,000	1,449,260
AMN Healthcare, Inc. 5.125%, 10/01/2024 (c)	3,985,000	3,999,525
DaVita, Inc.
5.125%, 07/15/2024	11,604,000	11,818,674
5.00%, 05/01/2025	6,678,000	6,834,933
Encompass Health Corp. 5.75%, 11/01/2024	3,100,000	3,108,076
LifePoint Health, Inc. 6.75%, 04/15/2025 (c)	2,165,000	2,240,775
Tenet Healthcare Corp.
4.625%, 07/15/2024	545,000	534,724
4.625%, 09/01/2024 (c)	5,360,000	5,244,438
7.50%, 04/01/2025 (c)	605,000	646,216
Universal Health Services, Inc. 4.75%, 08/01/2022 (c)	35,000	35,109
		39,676,678

HEALTH CARE REITs - 1.06%
Diversified Healthcare Trust 9.75%, 06/15/2025	1,300,000	1,398,312
MPT Operating Partnership, L.P. / MPT Finance Corp. 6.375%, 03/01/2024	5,161,000	5,323,907
		6,722,219
HOMEBUILDING - 0.10%
Lennar Corp. 6.25%, 12/15/2021	602,000	623,747
HOTEL & LEISURE - 2.55%
ESH Hospitality, Inc. 5.25%, 05/01/2025 (c)	2,634,000	2,532,525
Hilton Domestic Operating Co., Inc.
4.25%, 09/01/2024	1,560,000	1,519,198
5.375%, 05/01/2025 (c)	1,510,000	1,516,607
Marriott International, Inc. 5.75%, 05/01/2025 (a)	985,000	1,071,178
NCL Corp., Ltd. 3.625%, 12/15/2024 (b)(c)	4,300,000	2,639,125
Service Properties Trust 7.50%, 09/15/2025	427,000	450,322
Six Flags Entertainment Corp. 4.875%, 07/31/2024 (c)	1,307,000	1,173,843
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025 (c)	815,000	846,072
Vail Resorts, Inc. 6.25%, 05/15/2025 (c)	860,000	903,538
Viking Cruises, Ltd. 6.25%, 05/15/2025 (b)(c)	1,365,000	783,025
Wyndham Destinations, Inc.
5.625%, 03/01/2021	1,250,000	1,242,031
4.25%, 03/01/2022	1,060,000	1,044,964
5.40%, 04/01/2024 (d)	435,000	421,361
		16,143,789
INDUSTRIAL MACHINERY - 1.17%
Colfax Corp. 6.00%, 02/15/2024 (c)	2,656,000	2,745,919
Hillenbrand, Inc. 5.75%, 06/15/2025	650,000	673,563
Meritor, Inc.
6.25%, 02/15/2024	2,725,000	2,755,370
6.25%, 06/01/2025 (c)	1,195,000	1,211,431
		7,386,283
LIFE SCIENCES - 2.15%
Avantor, Inc.
6.00%, 10/01/2024 (c)	3,635,000	3,802,210
9.00%, 10/01/2025 (c)	6,550,000	7,049,437
Jaguar Holding Co. II / PPD Development, L.P. 4.625%, 06/15/2025 (c)	2,685,000	2,737,559
		13,589,206
MANAGED HEALTH CARE - 3.21%
Centene Corp.
4.75%, 01/15/2025	5,095,000	5,222,681
4.75%, 01/15/2025	6,174,000	6,328,721
5.25%, 04/01/2025 (c)	805,000	830,023
Molina Healthcare, Inc.
5.375%, 11/15/2022 (d)	6,253,000	6,391,973
4.875%, 06/15/2025 (c)	1,500,000	1,512,967
		20,286,365
MEDIA - BROADCASTING - 2.12%
AMC Networks, Inc.
4.75%, 12/15/2022	718,000	717,803
5.00%, 04/01/2024	3,620,000	3,595,113
Nexstar Broadcasting, Inc. 5.625%, 08/01/2024 (c)	2,245,000	2,267,686
Sinclair Television Group, Inc. 5.625%, 08/01/2024 (c)	1,658,000	1,595,999
TEGNA, Inc.
4.875%, 09/15/2021 (c)	750,000	751,923
5.50%, 09/15/2024 (c)	789,000	798,125
Univision Communications, Inc. 5.125%, 05/15/2023 (c)	3,615,000	3,659,555
		13,386,204
MEDIA - CABLE & SATELLITE - 7.92%
CCO Holdings, LLC / CCO Holdings Capital Corp.
5.375%, 05/01/2025 (c)	12,740,000	13,091,688
5.75%, 02/15/2026 (c)	1,379,000	1,429,395
CSC Holdings, LLC
6.75%, 11/15/2021	800,000	842,020
5.375%, 07/15/2023 (c)	6,128,000	6,221,145
7.75%, 07/15/2025 (c)	790,000	824,136
6.625%, 10/15/2025 (c)	1,275,000	1,328,378
10.875%, 10/15/2025 (c)	10,000,000	10,773,450
DISH DBS Corp.
6.75%, 06/01/2021	8,070,000	8,234,628
5.875%, 07/15/2022	1,725,000	1,757,818
Quebecor Media, Inc. 5.75%, 01/15/2023 (b)	5,310,000	5,576,058
		50,078,716
MEDIA - DIVERSIFIED - 2.58%
Lamar Media Corp. 5.00%, 05/01/2023	1,875,000	1,890,215
Nielsen Co. Luxembourg S.A.R.L. 5.50%, 10/01/2021 (b)(c)	3,810,000	3,823,392
Nielsen Finance, LLC / Nielsen Finance Co. 5.00%, 04/15/2022 (c)	10,621,000	10,594,023
		16,307,630
MEDIA - ENTERTAINMENT - 1.91%
Lions Gate Capital Holdings, LLC 6.375%, 02/01/2024 (c)	2,942,000	2,877,615
Netflix, Inc.
5.375%, 02/01/2021	1,500,000	1,537,965
5.50%, 02/15/2022	455,000	475,873

Sirius XM Radio, Inc.
4.625%, 05/15/2023 (c)	3,457,000	3,485,019
4.625%, 07/15/2024 (c)	3,073,000	3,155,541
5.375%, 04/15/2025 (c)	533,000	548,779
		12,080,792
METALS & MINING - 0.73%
FMG Resources August 2006 Pty, Ltd. 4.75%, 05/15/2022 (b)(c)	2,980,000	3,044,055
Freeport-McMoRan, Inc. 3.55%, 03/01/2022	1,556,000	1,559,462
		4,603,517
OIL & GAS REFINING - 0.26%
Sunoco, L.P. / Sunoco Finance Corp. 4.875%, 01/15/2023	1,650,000	1,631,264
OIL & GAS STORAGE & TRANSPORT - 2.55%
Buckeye Partners, L.P.
4.15%, 07/01/2023	377,000	367,924
4.125%, 03/01/2025 (c)	3,625,000	3,486,416
Cheniere Energy Partners, L.P. 5.25%, 10/01/2025	1,435,000	1,431,699
Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.25%, 04/01/2023	1,375,000	1,227,332
DCP Midstream Operating, L.P.
4.95%, 04/01/2022	2,000,000	2,017,970
3.875%, 03/15/2023	850,000	827,143
EQM Midstream Partners, L.P. 6.00%, 07/01/2025 (c)	945,000	959,572
Genesis Energy, L.P. / Genesis Energy Finance Corp. 6.00%, 05/15/2023	1,550,000	1,400,650
NuStar Logistics, L.P.
4.80%, 09/01/2020	300,000	301,083
6.75%, 02/01/2021	2,900,000	2,888,763
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 6.75%, 03/15/2024	1,215,000	1,215,747
		16,124,299
PACKAGING - 2.26%
Ardagh Packaging Finance PLC / Ardagh Holdings U.S.A., Inc.
6.00%, 02/15/2025 (b)(c)	969,000	994,601
5.25%, 04/30/2025 (b)(c)	2,125,000	2,182,088
Berry Global, Inc.
5.50%, 05/15/2022	818,000	821,775
6.00%, 10/15/2022	1,148,000	1,153,023
5.125%, 07/15/2023	4,450,000	4,491,674
Graphic Packaging International, LLC 4.875%, 11/15/2022	469,000	485,891
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC / Reynolds Group Issuer Lu 4.719% (3 Month LIBOR USD + 3.50%), 07/15/2021 (a)(c)	4,150,000	4,130,557
		14,259,609
PHARMACEUTICALS & BIOTECHNOLOGY - 2.39%
Bausch Health Cos., Inc.
5.50%, 03/01/2023 (b)(c)	1,756,000	1,762,400
5.875%, 05/15/2023 (b)(c)	1,135,000	1,133,048
7.00%, 03/15/2024 (b)(c)	4,466,000	4,642,720
6.125%, 04/15/2025 (b)(c)	4,457,000	4,526,886
9.00%, 12/15/2025 (b)(c)	2,809,000	3,029,254
		15,094,308
REAL ESTATE MANAGEMENT - 0.65%
Kennedy-Wilson, Inc. 5.875%, 04/01/2024	3,315,000	3,308,751
Newmark Group, Inc. 6.125%, 11/15/2023 (a)	790,000	786,323
		4,095,074
REITs - 0.77%
Iron Mountain, Inc. 5.75%, 08/15/2024	4,812,000	4,873,185
RESTAURANTS - 0.86%
1011778 B.C., ULC / New Red Finance, Inc. 4.25%, 05/15/2024 (b)(c)	1,012,000	1,014,803
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 5.00%, 06/01/2024 (c)	3,170,000	3,237,695
Yum! Brands, Inc. 7.75%, 04/01/2025 (c)	1,100,000	1,188,688
		5,441,186
RETAILING - 0.73%
QVC, Inc. 4.375%, 03/15/2023	4,618,000	4,640,628
SOFTWARE & SERVICES - 2.75%
Gartner, Inc. 5.125%, 04/01/2025 (c)	1,877,000	1,927,031
j2 Cloud Services, LLC / j2 Cloud Co-Obligor, Inc. 6.00%, 07/15/2025 (c)	2,871,000	2,928,721
NortonLifeLock, Inc.
3.95%, 06/15/2022	1,350,000	1,375,313
5.00%, 04/15/2025 (c)	4,700,000	4,794,000
PTC, Inc. 3.625%, 02/15/2025 (c)	785,000	781,075
Solera, LLC / Solera Finance, Inc. 10.50%, 03/01/2024 (c)	3,485,000	3,553,080
VeriSign, Inc. 4.625%, 05/01/2023	2,020,000	2,037,887
		17,397,107
TECHNOLOGY HARDWARE - 4.55%
Broadcom, Inc. 4.70%, 04/15/2025 (c)	175,000	197,396
CDW, LLC / CDW Finance Corp.
4.125%, 05/01/2025	935,000	940,259
5.00%, 09/01/2025	3,010,000	3,104,379
CommScope, Inc. 5.00%, 06/15/2021 (c)	214,000	214,000
Dell International, LLC / EMC Corp.
7.125%, 06/15/2024 (c)	11,933,000	12,373,775
5.85%, 07/15/2025 (c)	1,475,000	1,697,288
Microchip Technology, Inc. 4.25%, 09/01/2025 (c)	1,345,000	1,354,840
NCR Corp.
5.00%, 07/15/2022	1,345,000	1,345,424
6.375%, 12/15/2023	6,425,000	6,546,143
8.125%, 04/15/2025 (c)	940,000	1,000,512
		28,774,016

TELECOMMUNICATION SERVICES - DIVERSIFIED - 6.97%
Altice France SA/France 7.375%, 05/01/2026 (b)(c)	2,990,000	3,121,112
CenturyLink, Inc.
5.80%, 03/15/2022	1,715,000	1,765,978
6.75%, 12/01/2023	1,655,000	1,783,089
5.625%, 04/01/2025	1,385,000	1,435,698
Cogent Communications Group, Inc. 5.375%, 03/01/2022 (c)	1,470,000	1,517,430
GCI, LLC
6.625%, 06/15/2024 (c)	1,751,000	1,837,639
6.875%, 04/15/2025	2,034,000	2,102,434
Hughes Satellite Systems Corp. 7.625%, 06/15/2021	8,441,000	8,713,433
Level 3 Financing, Inc.
5.375%, 08/15/2022	4,001,000	4,005,841
5.625%, 02/01/2023	3,915,000	3,929,936
5.375%, 01/15/2024	805,000	813,972
5.375%, 05/01/2025	3,958,000	4,052,418
SBA Communications Corp.
4.00%, 10/01/2022	3,445,000	3,487,253
4.875%, 09/01/2024	3,920,000	4,018,000
ViaSat, Inc. 5.625%, 09/15/2025 (c)	1,556,000	1,493,923
		44,078,156
TELECOMMUNICATION SERVICES - WIRELESS - 4.45%
Sprint Communications, Inc. 7.00%, 08/15/2020	2,750,000	2,765,098
Sprint Corp.
7.25%, 09/15/2021	2,550,000	2,676,238
7.875%, 09/15/2023	3,235,000	3,647,446
7.125%, 06/15/2024	3,500,000	3,958,290
T-Mobile U.S.A., Inc.
6.00%, 03/01/2023	8,033,000	8,080,154
6.375%, 03/01/2025	6,837,000	7,031,854
		28,159,080
THRIFTS & MORTGAGES - 0.87%
Nationstar Mortgage Holdings, Inc. 8.125%, 07/15/2023 (c)	2,435,000	2,505,140
Quicken Loans, LLC 5.75%, 05/01/2025 (c)	2,950,000	3,023,440
		5,528,580
TRANSPORTATION - 1.80%
XPO Logistics, Inc.
6.50%, 06/15/2022 (c)	5,341,000	5,359,560
6.125%, 09/01/2023 (c)	1,850,000	1,877,944
6.75%, 08/15/2024 (c)	1,383,000	1,452,434
6.25%, 05/01/2025 (c)	2,540,000	2,665,412
		11,355,350
UTILITIES - POWER - 0.21%
NextEra Energy Operating Partners, L.P.
4.25%, 07/15/2024 (c)	441,000	446,834
4.25%, 09/15/2024 (c)	890,000	897,623
		1,344,457
TOTAL CORPORATE BONDS (Cost $579,623,450)		575,399,286

BANK LOANS - 4.84%

AEROSPACE & DEFENSE - 0.25%
Transdigm, Inc., Senior Secured First Lien Term Loan 2.428% (1 Month LIBOR USD + 2.25%), 12/09/2025 (a)	1,782,823	1,613,927
CASINOS & GAMING - 0.45%
Eldorado Resorts, Inc., Senior Secured First Lien Term Loan 3.25% (6 Month LIBOR USD + 2.25%), 04/17/2024 (a)	645,000	642,381
Playtika Holding Corp., Senior Secured First Lien Term Loan 7.072% (6 Month LIBOR USD + 6.00%, 1.000% Floor), 12/10/2024 (a)	626,688	627,669
Stars Group Holdings B.V., Senior Secured First Lien Term Loan 3.808% (3 Month LIBOR USD + 3.50%), 07/10/2025 (a)	1,561,785	1,556,210
		2,826,260
COMMERCIAL SERVICES - 0.35%
IRI Holdings, Inc., Senior Secured First Lien Term Loan 4.613% (3 Month LIBOR USD + 4.25%), 12/01/2025 (a)	704,275	670,822
Tempo Acquisition, LLC, Senior Secured First Lien Term Loan 2.928% (1 Month LIBOR USD + 2.75%), 05/01/2024 (a)	1,649,000	1,571,703
		2,242,525
DISCRETIONARY - CONSUMER GOODS - 0.22%
Frontdoor, Inc., Senior Secured First Lien Term Loan 2.688% (1 Month LIBOR USD + 2.50%), 08/18/2025 (a)	1,434,450	1,396,193
DIVERSIFIED FINANCIAL SERVICES - 0.83%
Financial & Risk U.S. Holdings, Inc., Senior Secured First Lien Term Loan 3.428% (1 Month LIBOR USD + 3.25%), 10/01/2025 (a)	5,374,759	5,257,858
ENVIRONMENTAL SERVICES - 0.28%
Granite Acquisition, Inc., Senior Secured First Lien Term Loan 4.50% (3 Month LIBOR USD + 3.50%, 1.000% Floor), 12/17/2021 (a)	1,786,001	1,757,425
HEALTH CARE FACILITIES - 0.34%
RegionalCare Hospital Partners Holdings, Inc., Senior Secured First Lien Term Loan 3.928% (1 Month LIBOR USD + 3.75%), 11/14/2025 (a)	2,288,723	2,152,464
HOTEL & LEISURE - 0.12%
ESH Hospitality, Inc., Senior Secured First Lien Term Loan 2.178% (1 Month LIBOR USD + 2.00%), 09/18/2026 (a)	802,367	764,198
INSURANCE - 0.32%
Asurion, LLC
Senior Secured First Lien Term Loan 3.178% (1 Month LIBOR USD + 3.00%), 08/04/2022 (a)	427,069	416,926
Senior Secured First Lien Term Loan 3.178% (1 Month LIBOR USD + 3.00%), 11/03/2023 (a)	182,966	177,534
Senior Secured First Lien Term Loan 3.178% (1 Month LIBOR USD + 3.00%), 11/04/2024 (a)	1,470,000	1,423,452
		2,017,912
LIFE SCIENCES - 0.18%
Jaguar Holding Co. II, Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 08/18/2022 (a)	1,167,415	1,155,741
MANAGED HEALTH CARE - 0.04%
Verscend Holding Corp., Senior Secured First Lien Term Loan 4.678% (1 Month LIBOR USD + 4.50%), 08/27/2025 (a)	236,401	229,280
MEDIA - BROADCASTING - 0.14%
Univision Communications, Inc., Senior Secured First Lien Term Loan 3.75% (1 Month LIBOR USD + 2.75%, 1.000% Floor), 03/15/2024 (a)	954,532	886,521

MEDIA - CABLE & SATELLITE - 0.27%
WideOpenWest Finance, LLC, Senior Secured First Lien Term Loan 4.25% (1 Month LIBOR USD + 3.25%, 1.000% Floor), 08/18/2023 (a)	1,767,742	1,692,065
MEDIA - DIVERSIFIED - 0.16%
Ancestry.com Operations, Inc., Senior Secured First Lien Term Loan 4.43% (1 Month LIBOR USD + 4.25%), 08/27/2026 (a)	1,048,079	998,788
MEDIA - ENTERTAINMENT - 0.48%
Delta 2 (Lux) S.A.R.L., Senior Secured First Lien Term Loan 3.50% (1 Month LIBOR USD + 2.50%, 1.000% Floor), 02/01/2024 (a)	1,625,890	1,553,749
William Morris Endeavor Entertainment, LLC, Senior Secured First Lien Term Loan 2.93% (1 Month LIBOR USD + 2.75%), 05/16/2025 (a)	1,790,472	1,474,579
		3,028,328
SOFTWARE & SERVICES - 0.22%
WEX, Inc., Senior Secured First Lien Term Loan 2.428% (1 Month LIBOR USD + 2.25%), 05/15/2026 (a)	1,474,101	1,418,557
TELECOMMUNICATION SERVICES - DIVERSIFIED - 0.19%
GCI Holdings, Inc., Senior Secured First Lien Term Loan 2.428% (1 Month LIBOR USD + 2.25%, 0.750% Floor), 02/02/2022 (a)	1,240,326	1,196,915
TOTAL BANK LOANS (Cost $31,412,585)		30,634,957
	Shares
MONEY MARKET FUND - 3.08%

First American Government Obligations Fund - Class X, 0.09% (e)	19,495,406	19,495,406
TOTAL MONEY MARKET FUND (Cost $19,495,406)		19,495,406
Total Investments (Cost $630,531,441) - 98.92%		625,529,649
Other Assets in Excess of Liabilities - 1.08%		6,802,657
TOTAL NET ASSETS - 100.00%		$632,332,306

Percentages are stated as a percent of net assets.

LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Funding Rate
(a)	Variable rate securities. The coupon rate shown is the effective interest rate as of June 30, 2020.
(b)	U.S. traded security of a foreign issuer.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." As of June 30, 2020, the value of these investments was $300,356,122 or 47.50% of total net assets.
(d)	Step-up bond; pays one interest rate for a certain period and a different rate thereafter. The interest rate of 5.375% for Molina Healthcare, Inc.
and 5.40% for Wyndham Destinations, Inc. are the rates in effect as of June 30, 2020. The stated interest rate for Molina Healthcare, Inc. will continue until maturity. The stated interest rate for Wyndham Destinations, Inc. will continue until October 2020, then will step up to 5.65%.
(e)	Rate shown is the 7-day annualized yield as of June 30, 2020.
(f)	All or a portion is posted as collateral for delayed settlement securities.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI,
Inc. and Standard & Poor's Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Shenkman Capital Management, Inc. Industries presented are at the discretion of Shenkman Capital Management, Inc. and therefore may not follow the exact naming convention prescribed by GICS.

Shenkman Capital Short Duration High Income Fund
Summary of Fair Value Disclosure at June 30, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the
Fund has the ability to access.
Level 2 –	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2020:

Shenkman Capital Short Duration High Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$575,399,286	$-	$575,399,286
Bank Loans	-	30,634,957	-	30,634,957
Total Fixed Income	-	606,034,243	-	606,034,243
Money Market Fund	19,495,406	-	-	19,495,406
Total Investments	$19,495,406	$606,034,243	$-	$625,529,649

Refer to the Fund's schedule of investments for a detailed break-out of holdings by industry classification.
For the period ended June 30, 2020, the Fund did not recognize any transfers to or from Level 3.